111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

July 28, 2022

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on behalf of MFS® Blended Research Growth Equity Fund (the "Fund") Post-Effective Amendment No. 169 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing by pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 169 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 168 to the above-captioned Registration Statement, except in the case of the Prospectus for the Fund and the Statement of Additional Information, which have been marked against Post-Effective Amendment No. 165.

This Amendment is being filed in order to reflect the change of the Fund from diversified to non-diversified, and in connection therewith, make certain other updates.

Please note that the references "TBU in 485(b)" and "report does not exist", which appear in the Prospectus for the Fund and the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Friday, September 9, 2022, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Connor Sheridan at (617) 954-6635.

Sincerely,

TIFFANY KO
Tiffany Ko
Counsel

TK/ada

Enclosures